Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,377	$ 2,656	$ 2,289
Cards	2,491	2,213	1,949
Credit facilities	1,474	1,627	1,459
Broking income	1,249	1,601	1,539
Account services	1,412	1,452	1,293
Unit trusts	696	1,088	899
Underwriting	441	1,017	1,015
Global custody	921	978	934
Remittances	799	775	677
Imports/exports	634	620	577
Insurance agency commission	300	341	325
Other	2,419	2,420	2,095
Fee income	15,213	16,788	15,051
Less: fee expense	(3,762)	(3,691)	(3,177)
Net fee income	11,451	13,097	11,874
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	1,769	1,984	1,686
Cards	2,146	1,949	1,564
Credit facilities	100	103	93
Broking income	575	863	862
Account services	337	429	431
Unit trusts	682	1,065	881
Underwriting	1	4	5
Global custody	140	167	189
Remittances	72	75	77
Imports/exports	0	1	0
Insurance agency commission	283	324	307
Other	1,423	1,305	1,123
Fee income	7,528	8,269	7,218
Less: fee expense	(2,497)	(2,375)	(1,810)
Net fee income	5,031	5,894	5,408
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	105	126	126
Cards	313	240	360
Credit facilities	776	833	740
Broking income	40	69	61
Account services	718	677	598
Unit trusts	14	23	18
Underwriting	2	6	9
Global custody	14	24	22
Remittances	378	357	313
Imports/exports	475	474	417
Insurance agency commission	16	17	17
Other	1,082	1,077	893
Fee income	3,933	3,923	3,574
Less: fee expense	(240)	(284)	(349)
Net fee income	3,693	3,639	3,225
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	503	546	477
Cards	32	23	25
Credit facilities	598	690	626
Broking income	634	669	616
Account services	356	340	264
Unit trusts	0	0	0
Underwriting	443	1,009	1,002
Global custody	767	787	723
Remittances	348	343	288
Imports/exports	159	145	160
Insurance agency commission	1	0	1
Other	2,382	2,503	2,369
Fee income	6,223	7,055	6,551
Less: fee expense	(3,464)	(3,452)	(3,284)
Net fee income	2,759	3,603	3,267
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	0	0	0
Cards	0	1	0
Credit facilities	0	1	0
Broking income	0	0	0
Account services	1	6	0
Unit trusts	0	0	0
Underwriting	(5)	(2)	(1)
Global custody	0	0	0
Remittances	1	0	(1)
Imports/exports	0	0	0
Insurance agency commission	0	0	0
Other	(2,468)	(2,465)	(2,290)
Fee income	(2,471)	(2,459)	(2,292)
Less: fee expense	2,439	2,420	2,266
Net fee income	$ (32)	$ (39)	$ (26)